Share based compensation - VRS 2020 (Details)	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 21,600,000
Equity-funded compensation expense	11,200,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	€ 11.35
2020 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	10 days
Number of shares per option | shares	1
Vesting period	1 year
Number of trading days	12 days
Fair value, RSUs	€ 16.44
Equity Settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	1,100,000
Cash Settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 10,400,000